Expense Example {- Fidelity® Dividend Growth Fund} - 07.31 Fidelity Dividend Growth Fund Retail PRO-11 - Fidelity® Dividend Growth Fund - Fidelity Dividend Growth Fund-Retail Class	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604